PHOENIX SERIES FUND

                       Supplement dated March 17, 2000 to
                       Prospectus dated February 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund will be 5.75%. For the Core Bond Fund and High Yield Fund, the maximum sales charge payable on Class A Shares remain at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares of these funds have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. For the Money Market Fund, there is no sales charge payable on Class A Shares and Class A Shares of the Money Market Fund are not affected by this supplement. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 9 for the Aggressive Growth Fund, page 15 for Capital Growth Fund and page 33 for Balanced Fund. All other performance information contained in the current prospectus remains unchanged.

-------------------------------------------------------------- ----------------- -------------- ------------- --------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/99)(1)      ONE YEAR       FIVE YEARS     TEN YEARS     LIFE OF THE
                                                                                                                 FUND(2)
-------------------------------------------------------------- ----------------- -------------- ------------- --------------
Aggressive Growth Fund Class A Shares                               73.09%          35.35%         20.42%          NA
-------------------------------------------------------------- ----------------- -------------- ------------- --------------
Capital Growth Fund Class A Shares                                  21.59%          24.46%         17.59%          NA
-------------------------------------------------------------- ----------------- -------------- ------------- --------------
Balanced Fund Class A Shares                                         4.39%          14.42%         11.13%          NA
-------------------------------------------------------------- ----------------- -------------- ------------- --------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.

The "Fund Expenses" tables on pages 10, 15 and 34 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 11 for Aggressive Growth Fund, page 16 for Capital Growth Fund and page 35 for Balanced Fund are amended as follows:

----------------------------------------------------------------- --------------- --------------- ---------------- --------------
                                                                      1 YEAR         3 YEARS          5 YEARS        10 YEARS
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Aggressive Growth Fund Class A Shares                               $689            $931            $1,192           $1,935
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Capital Growth Fund Class A Shares                                  $678            $896            $1,131           $1,806
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Balanced Fund Class A Shares                                        $668            $866            $1,080           $1,696
----------------------------------------------------------------- --------------- --------------- ---------------- --------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 41 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund and 4.75% of the offering price (4.99% of the amount invested) for the Core Bond Fund and High Yield Fund." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 42 of the current prospectus is replaced in its entirety by the following:

CORE BOND FUND AND HIGH YIELD FUND

                                                                                 SALES CHARGES AS A PERCENTAGE OF
                                                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE           NET AMOUNT INVESTED
---------------------------------------                                      --------------           -------------------
Under $50,000                                                                     4.75%                      4.99%
$50,000 but under $100,000                                                        4.50%                      4.71%
$100,000 but under $250,000                                                       3.50%                      3.63%
$250,000 but under $500,000                                                       2.75%                      2.83%
$500,000 but under $1,000,000                                                     2.00%                      2.04%
$1,000,000 or more                                                                None                       None


AGGRESSIVE GROWTH FUND, CAPITAL GROWTH FUND AND BALANCED FUND

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 363/SC (3/00)

                               PHOENIX SERIES FUND

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated February 28, 2000

Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund will be 5.75%. For the Core Bond Fund and High Yield Fund, the maximum sales charge payable on Class A Shares remain at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares of these funds have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. For the Money Market Fund, there is no sales charge payable on Class A Shares and Class A Shares of the Money Market Fund are not affected by this supplement. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information for these funds on page 10 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ----------------- ------------------ --------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 10/31/99)(1)            ONE YEAR         FIVE YEARS           10 YEARS
-------------------------------------------------------------------- ----------------- ------------------ --------------------
Aggressive Growth Fund Class A Shares                                     68.65%            26.31%              16.96%
-------------------------------------------------------------------- ----------------- ------------------ --------------------
Capital Growth Fund Class A Shares                                        22.30%            19.82%              14.58%
-------------------------------------------------------------------- ----------------- ------------------ --------------------
Balanced Fund Class A Shares                                              10.02%            12.80%              13.70%
-------------------------------------------------------------------- ----------------- ------------------ --------------------

     (1) Average annual total return in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.

The table under the heading "Dealer Concessions" on page 22 of the current Statement of Additional Information is replaced in its entirety by the following:

CORE BOND FUND AND HIGH YIELD FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           4.75%                  4.99%                         4.25%
$50,000 but under $100,000                              4.50%                  4.71%                         4.00%
$100,000 but under $250,000                             3.50%                  3.63%                         3.00%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


AGGRESSIVE GROWTH FUND, CAPITAL GROWTH FUND AND BALANCED FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 472B/SC (3/00)